Cash and cash equivalents and financial assets - Cash and cash equivalents (Details) SFr in Thousands	Dec. 31, 2025 CHF (SFr) SFr / $ SFr / €	Dec. 31, 2024 CHF (SFr) SFr / $ SFr / €	Dec. 31, 2023 CHF (SFr) SFr / $	Dec. 31, 2022 CHF (SFr)
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 26,795	SFr 36,275	SFr 78,494	SFr 31,586
Translation rate into CHF | SFr / $	0.8	0.912	0.851
CHF
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 21,815	SFr 20,798
EUR
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 3,632	SFr 7,308
Translation rate into CHF | SFr / €	0.94	0.949
USD
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 1,221	SFr 8,169
Translation rate into CHF | SFr / $	0.8	0.912
Other
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 127